Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Finished products	$ 3,545,854	$ 1,504,397
Impairment loss		(1,504,397)
Inventories	$ 3,545,854